Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Of Comprehensive Income
Net profit for the year	£ 1,632	£ 1,471	£ 1,208
Items that will not be reclassified to profit or loss:
Actuarial (losses)/gains on defined benefit pension schemes	164	321	(155)
Tax on items that will not be reclassified to profit or loss	(43)	(48)	39
Total items that will not be reclassified to profit or loss	121	273	(116)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	427	223	(265)
Fair value movements on cash flow hedges	(18)	10	(6)
Transfer to profit from cash flow hedge reserve	(17)	(9)	22
Tax on items that may be reclassified to profit or loss	8	(1)	(4)
Total items that may be reclassified to profit or loss	400	223	(253)
Other comprehensive (loss)/income for the year	521	496	(369)
Total comprehensive income for the year	2,153	1,967	839
Attributable to:
Shareholders	2,155	1,967	855
Non-controlling interests	(2)		(16)
Total comprehensive income for the year	£ 2,153	£ 1,967	£ 839